UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CAPITAL GROWTH FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48453-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
October 31, 2012 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (99.0%)

            COMMON STOCKS (98.4%)

            CONSUMER DISCRETIONARY (12.6%)
            ------------------------------
            ADVERTISING (0.7%)
   308,999  WPP plc(a)                                                                $     3,999
                                                                                      -----------
            APPAREL RETAIL (1.1%)
    87,200  Gap, Inc.                                                                       3,115
    73,500  TJX Companies, Inc.                                                             3,060
                                                                                      -----------
                                                                                            6,175
                                                                                      -----------
            AUTOMOBILE MANUFACTURERS (2.7%)
   109,078  Daimler AG(a)                                                                   5,093
    15,862  Hyundai Motor Co. Ltd.(a)                                                       3,256
   663,000  Isuzu Motors Ltd.(a)                                                            3,508
    68,450  KIA Motors Corp.(a)                                                             3,795
                                                                                      -----------
                                                                                           15,652
                                                                                      -----------
            AUTOMOTIVE RETAIL (0.3%)
    18,500  O'Reilly Automotive, Inc.*                                                      1,585
                                                                                      -----------
            BROADCASTING (1.0%)
 3,924,096  ITV plc(a)                                                                      5,500
                                                                                      -----------
            CABLE & SATELLITE (1.8%)
    85,600  Comcast Corp. "A"                                                               3,211
    50,200  DIRECTV*                                                                        2,566
    47,100  Time Warner Cable, Inc.                                                         4,668
                                                                                      -----------
                                                                                           10,445
                                                                                      -----------
            DEPARTMENT STORES (1.7%)
   100,200  Macy's, Inc.                                                                    3,815
   100,343  Next plc(a)                                                                     5,785
                                                                                      -----------
                                                                                            9,600
                                                                                      -----------
            HOME IMPROVEMENT RETAIL (0.7%)
    67,900  Home Depot, Inc.                                                                4,168
                                                                                      -----------
            HOMEFURNISHING RETAIL (0.5%)
    34,700  Nitori Co.(a)                                                                   2,833
                                                                                      -----------
            HOUSEWARES & SPECIALTIES (0.4%)
    52,300  Jarden Corp.                                                                    2,604
                                                                                      -----------
            PHOTOGRAPHIC PRODUCTS (0.7%)
   169,700  Nikon Corp.(a)                                                                  4,336
                                                                                      -----------
            RESTAURANTS (0.7%)
   128,700  Brinker International, Inc.                                                     3,964
                                                                                      -----------
            SPECIALTY STORES (0.3%)
    22,900  PetSmart, Inc.                                                                  1,520
                                                                                      -----------

================================================================================

1  | USAA Capital Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            Total Consumer Discretionary                                              $    72,381
                                                                                      -----------
            CONSUMER STAPLES (10.9%)
            ------------------------
            BREWERS (0.6%)
    62,489  Heineken Holding N.V.(a)                                                        3,174
                                                                                      -----------
            DISTILLERS & VINTNERS (0.6%)
    34,586  Remy Cointreau(a)                                                               3,590
                                                                                      -----------
            DRUG RETAIL (1.3%)
    90,400  CVS Caremark Corp.                                                              4,195
    92,200  Walgreen Co.                                                                    3,248
                                                                                      -----------
                                                                                            7,443
                                                                                      -----------
            FOOD RETAIL (3.6%)
    78,600  Alimentation Couche-Tard, Inc.                                                  3,861
    77,800  FamilyMart Co.(a)                                                               3,769
   308,936  Koninklijke Ahold N.V.(a)                                                       3,939
    21,300  Lawson, Inc.(a)                                                                 1,567
    62,100  Metro, Inc.                                                                     3,664
   234,800  Safeway, Inc.                                                                   3,830
                                                                                      -----------
                                                                                           20,630
                                                                                      -----------
            HOUSEHOLD PRODUCTS (0.6%)
    40,000  Kimberly-Clark Corp.                                                            3,338
                                                                                      -----------
            HYPERMARKETS & SUPER CENTERS (1.0%)
   409,235  Distribuidora Internacional de Alimentacion SA(a)                               2,477
    42,000  Wal-Mart Stores, Inc.                                                           3,151
                                                                                      -----------
                                                                                            5,628
                                                                                      -----------
            PACKAGED FOODS & MEAT (1.2%)
    58,400  Campbell Soup Co.                                                               2,060
   122,593  Suedzucker AG(a)                                                                4,750
                                                                                      -----------
                                                                                            6,810
                                                                                      -----------
            TOBACCO (2.0%)
   174,500  Altria Group, Inc.                                                              5,549
    74,139  Imperial Tobacco Group plc(a)                                                   2,803
   121,600  Japan Tobacco, Inc.(a)                                                          3,359
                                                                                      -----------
                                                                                           11,711
                                                                                      -----------
            Total Consumer Staples                                                         62,324
                                                                                      -----------
            ENERGY (10.8%)
            --------------
            COAL & CONSUMABLE FUELS (0.4%)
   556,000  China Shenhua Energy Co. Ltd. "H"(a)                                            2,364
                                                                                      -----------
            INTEGRATED OIL & GAS (5.6%)
   575,170  BP plc(a)                                                                       4,109
    82,500  Chevron Corp.                                                                   9,092
   103,300  Exxon Mobil Corp.                                                               9,418
    41,603  Lukoil OAO ADR(a)                                                               2,522
    76,390  Royal Dutch Shell plc "A"(a)                                                    2,618
   192,928  Statoil ASA(a)                                                                  4,767
                                                                                      -----------
                                                                                           32,526
                                                                                      -----------
            OIL & GAS DRILLING (0.4%)
   140,000  Ensign Energy Services, Inc.                                                    2,093
                                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (1.6%)
   233,600  Petroleum Geo-Services ASA(a)                                                   4,033
   149,676  TGS Nopec Geophysical Co. ASA(a)                                                5,099
                                                                                      -----------
                                                                                            9,132
                                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            OIL & GAS EXPLORATION & PRODUCTION (1.0%)
    46,800  ConocoPhillips                                                            $     2,707
       519  INPEX Holdings, Inc.(a)                                                         2,949
                                                                                      -----------
                                                                                            5,656
                                                                                      -----------
            OIL & GAS REFINING & MARKETING (1.8%)
    72,100  Phillips 66 Co.                                                                 3,400
   239,000  Valero Energy Corp.                                                             6,955
                                                                                      -----------
                                                                                           10,355
                                                                                      -----------
            Total Energy                                                                   62,126
                                                                                      -----------
            FINANCIALS (19.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   560,514  Aberdeen Asset Management plc(a)                                                2,940
                                                                                      -----------
            DIVERSIFIED BANKS (7.6%)
 9,278,000  Bank of China Ltd. "H"(a)                                                       3,816
    39,200  Bank of Nova Scotia                                                             2,129
 1,120,500  BOC Hong Kong Holdings Ltd.(a)                                                  3,443
 5,021,000  China Construction Bank Corp. "H"(a)                                            3,787
 6,758,000  Industrial and Commercial Bank of China Ltd. "H"(a)                             4,448
   355,800  Kasikornbank Public Co. Ltd. NVDR(a)                                            2,078
 2,080,500  Mizuho Financial Group, Inc.(a)                                                 3,250
    36,400  National Bank of Canada                                                         2,813
   422,000  Overseas Chinese Town Asia Holdings Ltd.(a)                                     3,134
   469,100  Siam Commercial Bank Public Co. Ltd. NVDR(a)                                    2,464
   363,165  Turkiye Halk Bankasi A.S.(a)                                                    3,200
   132,600  U.S. Bancorp                                                                    4,404
   140,500  Wells Fargo & Co.                                                               4,733
                                                                                      -----------
                                                                                           43,699
                                                                                      -----------
            LIFE & HEALTH INSURANCE (2.1%)
    57,500  AFLAC, Inc.                                                                     2,862
    52,800  MetLife, Inc.                                                                   1,874
   168,300  Protective Life Corp.                                                           4,595
    46,100  Prudential Financial, Inc.                                                      2,630
                                                                                      -----------
                                                                                           11,961
                                                                                      -----------
            MULTI-LINE INSURANCE (1.5%)
    36,300  Allianz Holding AG(a)                                                           4,501
   113,100  Assurant, Inc.                                                                  4,276
                                                                                      -----------
                                                                                            8,777
                                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
   120,000  JPMorgan Chase & Co.                                                            5,001
    29,690  ORIX Corp.(a)                                                                   3,042
                                                                                      -----------
                                                                                            8,043
                                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.9%)
    77,690  Admiral Group(a)                                                                1,394
    47,500  Allied World Assurance Co.                                                      3,814
                                                                                      -----------
                                                                                            5,208
                                                                                      -----------
            REAL ESTATE DEVELOPMENT (0.3%)
   576,000  China Overseas Land & Investment Ltd.(a)                                        1,515
                                                                                      -----------
            REAL ESTATE OPERATING COMPANIES (0.4%)
   168,900  BR Properties S.A.                                                              2,212
                                                                                      -----------
            REGIONAL BANKS (0.3%)
    43,200  Bank of Hawaii Corp.                                                            1,908
                                                                                      -----------
            REINSURANCE (3.5%)
    85,154  Hannover Rueckversicherung AG(a)                                                5,990
    36,096  Muenchener Rueckversicherungs-Gesellschaft AG(a)                                5,801

================================================================================

3  | USAA Capital Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
   112,832  Reinsurance Group of America, Inc. "A"                                    $     5,971
    27,100  RenaissanceRe Holdings Ltd.                                                     2,205
                                                                                      -----------
                                                                                           19,967
                                                                                      -----------
            SPECIALIZED FINANCE (1.1%)
   437,110  IG Group Holdings plc(a)                                                        3,072
   198,927  London Stock Exchange Group plc(a)                                              3,132
                                                                                      -----------
                                                                                            6,204
                                                                                      -----------
            Total Financials                                                              112,434
                                                                                      -----------
            HEALTH CARE (9.1%)
            ------------------
            BIOTECHNOLOGY (0.8%)
    27,500  Celgene Corp.*                                                                  2,016
    89,600  Myriad Genetics, Inc.*                                                          2,345
                                                                                      -----------
                                                                                            4,361
                                                                                      -----------
            HEALTH CARE DISTRIBUTORS (1.3%)
    33,300  McKesson Corp.                                                                  3,107
   140,400  Suzuken Co. Ltd.(a)                                                             4,426
                                                                                      -----------
                                                                                            7,533
                                                                                      -----------
            HEALTH CARE EQUIPMENT (0.7%)
    64,900  Baxter International, Inc.                                                      4,065
                                                                                      -----------
            HEALTH CARE FACILITIES (1.3%)
   113,300  Community Health Systems, Inc.*                                                 3,107
   108,700  HCA Holdings, Inc.                                                              3,088
    34,400  LifePoint Hospitals, Inc.*                                                      1,216
                                                                                      -----------
                                                                                            7,411
                                                                                      -----------
            HEALTH CARE SERVICES (0.3%)
    46,400  Omnicare, Inc.                                                                  1,602
                                                                                      -----------
            MANAGED HEALTH CARE (1.4%)
    73,500  Aetna, Inc.                                                                     3,212
    92,200  UnitedHealth Group, Inc.                                                        5,163
                                                                                      -----------
                                                                                            8,375
                                                                                      -----------
            PHARMACEUTICALS (3.3%)
    66,822  AstraZeneca plc(a)                                                              3,103
    17,785  Novo Nordisk A/S(a)                                                             2,856
   172,462  Orion Oyj "B"(a)                                                                4,265
    20,831  Roche Holding AG(a)                                                             4,010
    52,846  Sanofi-Aventis S.A.(a)                                                          4,655
                                                                                      -----------
                                                                                           18,889
                                                                                      -----------
            Total Health Care                                                              52,236
                                                                                      -----------
            INDUSTRIALS (10.6%)
            -------------------
            AEROSPACE & DEFENSE (4.6%)
    41,900  Alliant Techsystems, Inc.                                                       2,400
    56,500  Boeing Co.                                                                      3,980
 1,295,843  Cobham plc(a)                                                                   4,504
    35,500  Huntington Ingalls Industries, Inc.*                                            1,504
    47,600  Lockheed Martin Corp.                                                           4,459
    22,766  MTU Aero Engines Holding AG(a)                                                  1,913
    60,600  Northrop Grumman Corp.                                                          4,163
    65,500  Raytheon Co.                                                                    3,705
                                                                                      -----------
                                                                                           26,628
                                                                                      -----------
            AIR FREIGHT & LOGISTICS (0.3%)
    91,742  Deutsche Post AG(a)                                                             1,820
                                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            AIRLINES (0.8%)
    90,300  Alaska Air Group, Inc.*                                                   $     3,453
   568,000  All Nippon Airways Co. Ltd.(a)                                                  1,203
                                                                                      -----------
                                                                                            4,656
                                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.7%)
    96,936  Monadelphous Group Ltd.(a)                                                      2,115
    62,100  URS Corp.                                                                       2,079
                                                                                      -----------
                                                                                            4,194
                                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
   199,365  Fiat Industrial S.p.A.(a)                                                       2,163
   221,000  Hino Motors(a)                                                                  1,707
                                                                                      -----------
                                                                                            3,870
                                                                                      -----------
            INDUSTRIAL CONGLOMERATES (1.0%)
    66,271  Rheinmetall AG(a)                                                               3,165
    17,174  SK Holdings Co. Ltd.(a)                                                         2,388
                                                                                      -----------
                                                                                            5,553
                                                                                      -----------
            INDUSTRIAL MACHINERY (0.7%)
    20,500  Duerr AG(a)                                                                     1,535
    64,448  Metso Corp.(a)                                                                  2,270
                                                                                      -----------
                                                                                            3,805
                                                                                      -----------
            OFFICE SERVICES & SUPPLIES (0.4%)
    17,509  Societe BIC S.A.(a)                                                             2,137
                                                                                      -----------
            RAILROADS (1.1%)
    36,700  Central Japan Railway Co.(a)                                                    3,159
    74,300  West Japan Railway Co.(a)                                                       3,243
                                                                                      -----------
                                                                                            6,402
                                                                                      -----------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
   304,000  Marubeni Corp.(a)                                                               1,970
                                                                                      -----------
            Total Industrials                                                              61,035
                                                                                      -----------
            INFORMATION TECHNOLOGY (11.5%)
            ------------------------------
            COMMUNICATIONS EQUIPMENT (1.9%)
   968,900  Brocade Communications Systems, Inc.*                                           5,135
   343,700  Cisco Systems, Inc.                                                             5,891
                                                                                      -----------
                                                                                           11,026
                                                                                      -----------
            COMPUTER HARDWARE (2.1%)
    12,100  Apple, Inc.                                                                     7,201
   308,700  Dell, Inc.                                                                      2,849
    75,200  Diebold, Inc.                                                                   2,237
                                                                                      -----------
                                                                                           12,287
                                                                                      -----------
            COMPUTER STORAGE & PERIPHERALS (0.5%)
    74,500  Western Digital Corp.                                                           2,550
                                                                                      -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    46,900  NeuStar, Inc. "A"*                                                              1,716
    99,000  Total System Services, Inc.                                                     2,226
   115,100  Western Union Co.                                                               1,462
                                                                                      -----------
                                                                                            5,404
                                                                                      -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
   664,000  Hitachi Ltd.(a)                                                                 3,521
                                                                                      -----------
            INTERNET SOFTWARE & SERVICES (0.6%)
   107,000  AOL, Inc.*                                                                      3,673
                                                                                      -----------

================================================================================

5  | USAA Capital Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            IT CONSULTING & OTHER SERVICES (1.5%)
    24,700  Accenture plc "A"                                                         $     1,665
    74,516  Cap Gemini S.A.(a)                                                              3,141
    72,400  Nomura Research, Inc.(a)                                                        1,537
   130,305  Unisys Corp.*                                                                   2,222
                                                                                      -----------
                                                                                            8,565
                                                                                      -----------
            SEMICONDUCTORS (0.4%)
   186,800  NVIDIA Corp.*                                                                   2,236
                                                                                      -----------
            SYSTEMS SOFTWARE (2.5%)
   371,291  Microsoft Corp.                                                                10,595
   195,800  Symantec Corp.*                                                                 3,562
                                                                                      -----------
                                                                                           14,157
                                                                                      -----------
            TECHNOLOGY DISTRIBUTORS (0.5%)
    57,300  Tech Data Corp.*                                                                2,539
                                                                                      -----------
            Total Information Technology                                                   65,958
                                                                                      -----------
            MATERIALS (6.0%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
 1,276,500  PT Semen Gresik (Perssero) Tbk(a)                                               1,971
                                                                                      -----------
            DIVERSIFIED CHEMICALS (1.3%)
    56,600  BASF SE(a)                                                                      4,690
    21,400  PPG Industries, Inc.                                                            2,505
                                                                                      -----------
                                                                                            7,195
                                                                                      -----------
            DIVERSIFIED METALS & MINING (1.8%)
    85,592  BHP Billiton plc(a)                                                             2,739
   992,378  Grupo Mexico S.A.B. de C.V. "B"                                                 3,183
     6,389  Korea Zinc Co. Ltd.(a)                                                          2,610
   113,526  Mining and Metallurgical Co. Norilsk Nickel ADR(a)                              1,747
                                                                                      -----------
                                                                                           10,279
                                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.3%)
    13,500  CF Industries Holdings, Inc.                                                    2,770
    38,900  Sociedad Quimica y Minera Chile S.A. ADR                                        2,250
    48,346  Yara International ASA(a)                                                       2,279
                                                                                      -----------
                                                                                            7,299
                                                                                      -----------
            GOLD (0.5%)
   220,708  Gold Fields Ltd.(a)                                                             2,742
                                                                                      -----------
            PAPER PRODUCTS (0.5%)
   282,141  Mondi plc(a)                                                                    3,109
                                                                                      -----------
            STEEL (0.3%)
    60,178  Voestalpine AG(a)                                                               1,901
                                                                                      -----------
            Total Materials                                                                34,496
                                                                                      -----------
            TELECOMMUNICATION SERVICES (3.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
   279,790  Hellenic Telecommunications Organization (OTE S.A.)*(a)                         1,232
    58,800  Nippon Telegraph & Telephone Corp.(a)                                           2,684
 1,283,434  Telecom Corp. of New Zealand Ltd.(a)                                            2,533
 1,743,015  Telecom Italia S.p.A.(a)                                                        1,608
                                                                                      -----------
                                                                                            8,057
                                                                                      -----------
            WIRELESS TELECOMMUNICATION SERVICES (2.5%)
   183,300  America Movil S.A.B. de C.V. ADR "L"                                            4,636
   208,800  Freenet AG(a)                                                                   3,452
    49,600  KDDI Corp.(a)                                                                   3,851

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
    78,000  SoftBank Corp.(a)                                                         $     2,465
                                                                                      -----------
                                                                                           14,404
                                                                                      -----------
            Total Telecommunication Services                                               22,461
                                                                                      -----------
            UTILITIES (3.4%)
            ----------------
            ELECTRIC UTILITIES (1.3%)
 1,085,377  Enel S.p.A.(a)                                                                  4,089
 2,103,577  Spark Infrastructure Group(a)                                                   3,684
                                                                                      -----------
                                                                                            7,773
                                                                                      -----------
            GAS UTILITIES (0.5%)
   135,310  Enagas S.A.(a)                                                                  2,695
                                                                                      -----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   126,500  Companhia Energetica de Sao Paulo SA                                            1,137
                                                                                      -----------
            MULTI-UTILITIES (1.0%)
   251,256  Gaz de France S.A.(a)                                                           5,768
                                                                                      -----------
            WATER UTILITIES (0.4%)
    55,400  Companhia de Saneamento Basico do Estado de Sao Paulo                           2,345
                                                                                      -----------
            Total Utilities                                                                19,718
                                                                                      -----------
            Total Common Stocks (cost: $522,089)                                          565,169
                                                                                      -----------
            PREFERRED SECURITIES (0.6%)

            ENERGY (0.2%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
    73,100  Petroleo Brasileiro S.A. ADR                                                    1,501
                                                                                      -----------
            Total Energy                                                                    1,501
                                                                                      -----------
            FINANCIALS (0.4%)
            -----------------
            DIVERSIFIED BANKS (0.4%)
   489,300  Itausa - Investimentos Itau S.A.                                                2,144
                                                                                      -----------
            Total Financials                                                                2,144
                                                                                      -----------
            Total Preferred Securities (cost: $4,145)                                       3,645
                                                                                      -----------
            Total Equity Securities (cost: $526,234)                                      568,814
                                                                                      -----------

            MONEY MARKET INSTRUMENTS (0.9%)

            MONEY MARKET FUNDS (0.9%)
 5,223,792  State Street Institutional Liquid Reserve Fund, 0.19% (b)(cost: $5,224)         5,224
                                                                                      -----------

            TOTAL INVESTMENTS (COST: $531,458)                                        $   574,038
                                                                                      ===========

================================================================================

7  | USAA Capital Growth Fund

================================================================================

                                                                                                   UNREALIZED
                                                                                                  APPRECIATION
NUMBER OF                               FORWARD CURRENCY             SETTLEMENT     CONTRACT     (DEPRECIATION)
CONTRACTS           COUNTERPARTY        CONTRACTS                       DATE       VALUE (000)       (000)
---------------------------------------------------------------------------------------------------------------
                                        CONTRACTS TO SELL (1.0%)
               State Street Bank and
470,079,000          Trust Co.          Japanese Yen                 12/13/2012      $5,891               $(2)
                                                                                     --------------------------
                                        RECEIVABLE AMOUNT ($5,889)                   $5,891               $(2)
                                                                                     ==========================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
 Common Stocks                              $283,513        $281,656              $--          $565,169
 Preferred Securities                          3,645              --               --             3,645
Money Market Instruments:
 Money Market Funds                            5,224              --               --             5,224
-------------------------------------------------------------------------------------------------------
Total                                       $292,382        $281,656              $--          $574,038
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Forward Currency Contracts To Sell*              $(2)            $--              $--               $(2)
-------------------------------------------------------------------------------------------------------

* Forward currency contracts are valued at the unrealized (depreciation) of the contract.

For the period of August 1, 2012, through October 31, 2012, common stocks with a fair value of $185,801,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

9  | USAA Capital Growth Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FORWARD CURRENCY CONTRACTS - The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

D. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $64,076,000 and $21,496,000 respectively, resulting in net unrealized appreciation of $42,580,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $574,738,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 56.3% of net assets at October 31, 2012.

================================================================================

11  | USAA Capital Growth Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(b) Rate represents the money market fund annualized seven-day yield at October 31, 2012.

*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  12

 ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.